Other Financial Data (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Nov. 22, 2013 Artesyn (Embedded Computing and Power) [Member]	Sep. 30, 2013 Artesyn (Embedded Computing and Power) [Member]
Other Financial Information [Line Items]
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, 2015	$ 270
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, 2016	193
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, 2017	131
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, 2018	82
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, 2019	52
Other current assets	642	1,021	367	408
Pension assets	377	438
Noncurrents assets	$ 9,508	$ 10,107		$ 190